LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
2020	$ 5,677
2021	4,437
2022	3,427
2023	2,622
2024	2,480
2025 and thereafter	1,668
Total undiscounted lease payments	20,311
Less: adjustment to discounted lease payments	(1,204)
Total discounted lease payments	$ 19,107